Annual Total Returns - ThematicIndexETFs-ComboPRO - ThematicIndexETFs-ComboPRO - Fidelity Electric Vehicles and Future Transportation ETF - Fidelity Electric Vehicles and Future Transportation ETF	Oct. 30, 2024
Bar Chart Table:
Annual Return, Inception Date	Oct. 05, 2021
Annual Return 2022	(44.20%)
Annual Return 2023	12.90%